As filed with the Securities and Exchange Commission on November 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 77.8%
Apparel/Textiles: 1.0%
	Hanesbrands, Inc.
$100,000	6.375%, 12/15/203	$108,250
Automotive & Auto Parts: 4.8%
	Banque PSA Finance
EUR 100,000	4.250%, 2/25/163	140,236
	Schaeffler Finance
EUR 150,000	8.750%, 2/15/193	229,582
	Schaeffler Holding
EUR 100,000	6.875%, 8/15/183	142,219
		512,037
Broadcasting: 7.3%
	Allbritton Communications Corp.
$100,000	8.000%, 5/15/183	108,125
	Cyfrowy Polsat
EUR 100,000	7.125%, 5/20/183	145,853
	Polish Television Holdings BV
EUR 100,000	11.250%, 5/15/173	144,958
EUR 100,000	11.000%, 1/15/213	140,020
	Sinclair Television Group
$100,000	6.375%, 11/1/211	101,000
	TVN Finance Corporation III
EUR 100,000	7.375%, 12/15/203	137,991
		777,947
Building Materials: 5.9%
	Cemex España S.A.
EUR 100,000	8.875%, 5/12/173	144,078
	Cemex SAB de CV
$200,000	5.000%, 10/15/181	201,620
	Grohe Holdings
EUR 200,000	8.750%, 12/15/173	280,906
		626,604
Cable/Satellite TV: 4.1%
	Unitymedia GMBH
EUR 200,000	7.500%, 3/15/193	293,996
	UPC Holding B.V.
EUR 100,000	8.375%, 8/15/203	147,731
		441,727
Consumer Products: 4.0%
	Alphabet Holding Co., Inc.
$150,000	7.750%, 11/1/173	154,875
	Jarden Corp.
200,000	7.500%, 1/15/203	217,750
	NBTY, Inc.
50,000	9.000%, 10/1/183	55,125
		427,750
Containers: 2.7%
	Ardagh Packaging Finance PLC
EUR 100,000	7.375%, 10/15/173	144,479
	Beverage Pack
EUR 100,000	9.500%, 6/15/173	140,020
		284,499
Energy: 7.4%
	Expro Finance Luxembourg S.C.A.
$150,000	8.500%, 12/15/161,3	158,063
	Forum Energy Technologies, Inc.
75,000	6.250%, 10/1/211,3	75,656

	Linn Energy LLC
250,000	7.750%, 2/1/213	252,500
	Samson Investment Co.
100,000	10.250%, 2/15/201,3	106,500
	Seadrill Ltd.
200,000	6.125%, 9/15/20	197,250
		789,969
Environmental: 1.6%
	Infinis PLC
GBP 100,000	7.000%, 2/15/193	168,367
Food & Drug Retail: 3.7%
	Bi-Lo LLC / Bi-Lo Financial Corp.
$225,000	8.625%, 9/15/181,3	229,500
150,000	9.250%, 2/15/191,3	166,500
		396,000
Food/Beverage/Tobacco: 5.1%
	Boparan Finance PLC
GBP 100,000	9.875%, 4/30/183	178,890
	Campofrio Food Group
EUR 100,000	8.250%, 10/31/16	141,880
	JBS SA
$200,000	10.500%, 8/4/163	219,500
		540,270
Healthcare: 3.0%
	MPT Operating Partnership L.P.
EUR 125,000	5.750%, 10/1/20	171,896
	UCB SA
EUR 100,000	7.750%, 3/18/492,3	146,108
		318,004
Homebuilders/Real Estate: 1.0%
	Shimao Property Holdings Ltd.
$100,000	9.650%, 8/3/173	108,500
Publishing/Printing: 0.9%
	Gannett Co., Inc.
100,000	6.375%, 10/15/231,3	99,500
Railroads: 1.9%
	Brunswick Rail Finance Ltd.
200,000	6.500%, 11/1/173	200,540
Restaurants: 4.1%
	Arcos Dorados B.V.
100,000	7.500%, 10/1/193	107,500
	Burger King Corp.
125,000	9.875%, 10/15/183	140,937
	DineEquity, Inc.
100,000	9.500%, 10/30/183	111,750
	Landrys, Inc.
75,000	9.375%, 5/1/201,3	79,500
		439,687
Services: 4.3%
	ADT Corp.
75,000	6.250%, 10/15/211,3	76,219
	Ahern Rentals, Inc.
100,000	9.500%, 6/15/181,3	105,750
	Safway Group Holding LLC
125,000	7.000%, 5/15/181,3	127,500
	Techem GMBH
EUR 100,000	6.125%, 10/1/193	146,108
		455,577

Super Retail: 7.7%
	Academy Finance Corp.
$100,000	8.000%, 6/15/181,3	103,000
150,000	9.250%, 8/1/191,3	168,000
	DFS Furniture Holdings
GBP 100,000	6.509%, 8/15/182,3	164,319
	Petco Animal Supplies, Inc.
$100,000	9.250%, 12/1/181,3	107,750
	Phones4U Finance PLC
GBP 100,000	9.500%, 4/1/183	173,021
	Sally Holdings LLC
$100,000	6.875%, 11/15/193	110,000
		826,090
Technology: 0.9%
	Verisign, Inc.
100,000	4.625%, 5/1/231,3	94,500
Telecommunications: 6.4%
	Digicel Group Ltd.
200,000	8.250%, 9/1/173	208,250
	Eileme 2 AB
EUR 100,000	11.750%, 1/31/203	158,960
	Frontier Communications Corp.
$150,000	8.125%, 10/1/183	167,250
	MetroPCS Wireless, Inc.
75,000	6.625%, 11/15/203	78,000
75,000	6.250%, 4/1/211,3	75,656
		688,116
TOTAL CORPORATE BONDS
(Cost $8,118,345)		8,303,934
BANK LOANS: 12.4%
Broadcasting: 1.0%
109,450	Univision Communications, Inc. Term Loan, 4.000%, 3/1/203	108,365
Energy: 2.4%
40,000	Drillships Financing Holding, Inc. Term Loan, 5.500%, 8/17/163	40,550
90,000	Ocean Rig B1 Term Loan, 6.000%, 3/2/213	91,069
124,688	Pacific Drilling Term Loan, 4.500%, 5/18/183	125,498
		257,117
Healthcare: 5.4%
150,000	Biomet, Inc. Term Loan, 3.679%, 7/25/173	150,879
75,776	Select Medical Term Loan, 4.002%, 6/15/183	76,202
347,375	Valeant TLE Term Loan, 4.500%, 6/26/203	349,956
		577,037
Leisure: 0.9%
100,000	Activision Blizzard, Inc. Term Loan, 5.500%, 7/25/213	100,000
Technology: 1.1%
115,000	Dell, Inc. Term Loan, 4.500%, 3/24/203	113,131
Utilities: 1.6%
165,000	La Frontera Generation, LLC Term Loan, 4.500%, 9/30/203	165,743
TOTAL BANK LOANS
(Cost $1,317,288)		1,321,393
TOTAL INVESTMENTS IN SECURITIES: 90.2%
(Cost $9,435,633)		9,625,327
Other Assets in Excess of Liabilities: 9.8%		1,047,448
TOTAL NET ASSETS: 100.0%		$10,672,775

EUR	Euro
GBP	British Pound
1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2013 the value of these securities amounted to $2,076,214 or 19.5% of net assets.

2	Variable rate security; rate shown is the rate in effect on September 30, 2013.
3	Security is classified as Level 2 as defined in the Summary of Fair Value Exposure.

The fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the fund uses forward contracts (a type of derivative), how they are accounted for, and how they affect an entity's results of operations and financial position. The Fund may use derivatives in various ways.

The fund had an average of two forward currency contracts open during the quarter ended September 30, 2013. The table below lists the contracts outstanding as of September 30, 2013.

Schedule of Forward Currency Exchange Contracts at September 30, 2013 (Unaudited)

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	September 30, 2013	to be Received	September 30, 2013	(Depreciation)
12/12/2013	EUR 2,225,000	3,010,667	2,956,607	2,956,607	(54,060)

12/12/2013	GBP 430,000	695,749	659,431	659,431	(36,318)

		$3,706,416		$3,616,038	$(90,378)

Fair values of derivative instruments as of September 30, 2013 (Unaudited)

	Asset Derivatives as of September 30, 2013		Liability Derivatives as of September 30, 2013

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Currency Exchange Contracts	None	$-	Unrealized Depreciation on Forward Currency Exchange Contracts	$90,378
		$-		$90,378

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$9,435,633

Gross unrealized appreciation	206,667
Gross unrealized depreciation	(16,973)

Net unrealized appreciation	$189,694

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund has not existed for a full fiscal year.

Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	-	8,303,934	-	8,303,934
Bank Loans	-	1,321,393	-	1,321,393
Total Investments in Securities	$-	$9,625,327	$-	$9,625,327
Forward Currency Exchange Contracts	$(90,378)	$-	$-	$(90,378)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/ Elaine E. Richards
     Elaine E. Richards, President

Date         11/21/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Elaine E. Richards
 Elaine E. Richards

Date        11/21/2013

By (Signature and Title)*   /s/ Eric C. VanAndel
        Eric C. VanAndel, Treasurer

Date         11/24/2013

* Print the name and title of each signing officer under his or her signature.